Long-term bank loans & Revolving Facilities:	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term bank loans & Revolving Facilities:

9.                Long-term bank loans & Revolving Facilities:

Details of the Company’s credit facilities are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report and supplemented by the new loan activities described below.

i) NBG $80,000 Facility:

On March 27, 2026, the Company entered into a loan agreement with National Bank of Greece S.A. (“NBG”), for a loan amount of up to $80,000 (the “NBG $80,000 Facility”) which was drawn on March 30, 2026. The proceeds were used to refinance the outstanding balance under the then-existing NBG $151,085 Facility, as discussed below, and for general business purposes. Following the prepayments discussed below, the NBG $80,000 Facility is repayable in 15 equal consecutive quarterly installments of $3,412 and a balloon payment of $15,334, due in March 2030, along with the last installment and is secured by first priority mortgages on the vessels Star Nasia, Star Renee, Star Markella, Star Helena, Star Maria, Star Angelina, Star Gwyneth, Kymopolia, Star Despoina, Star Piera, Star Marianne and Star Nina.

ii) NBG Revolving Facility:

On March 31, 2026, the available amount under the NBG Revolving Facility was reduced from $65,000 to $60,000. On June 30, 2026, an amount of $60,000 was drawn (the “Third Drawing”), which was repaid in July 2026. Following the repayment of the Third Drawing, each amount drawn under the NBG Revolving Facility will be secured by first priority mortgages on the vessels Star Pauline, Star Borneo, Star Marilena, Star Bueno, Star Angie, Star Kamila and Star Sophia.

9.                Long-term bank loans & Revolving Facilities - continued:

iii) Nordea $50,000 Facility:

On April 20, 2026, the Company entered into an amended loan agreement with Nordea Bank ABP (“Nordea”) in respect of the Nordea $50,000 Facility. The amendment provides for a lower interest margin and extends the final repayment date from 2028 to 2031.

iv) Fubon $80,000 Facility:

On June 1, 2026, the Company entered into a loan agreement with Taipei Fubon Commercial Bank Co. Ltd. (“Fubon”) for a loan amount of up to $80,000 (the “Fubon $80,000 Facility”), which was drawn on June 10, 2026. The proceeds were used partially to replenish cash used for the prepayment of the outstanding balance under the then-existing CEXIM $106,470 Facility, as discussed below. The Fubon $80,000 Facility is repayable in 28 equal consecutive quarterly installments of $1,667 and a balloon payment of $33,333, due in June 2033 along with the last installment and is secured by first priority mortgages on the vessels Katie K and Debbie H.

9.                Long-term bank loans & Revolving Facilities - continued:

Repayments

In addition to the scheduled repayments during the six-month period ended June 30, 2026, the Company prepaid the following amounts: i) $6,650 in connection with the sale of the vessel Star Stonington under the ESUN $100,000 Facility, ii) $46,264 corresponding to the total outstanding loan amount under the Citi $100,000 Facility, iii) $7,631 in connection with the sale of the vessel Star Scarlett under the ABN $67,897 Facility, iv) $16,600 corresponding to the total outstanding loan amount under the Credit Agricole $62,000 Facility, v) $49,917 corresponding to the total outstanding loan amount under the NBG $151,085 Facility, as discussed above, vi) $30,000 under the NBG Revolving Facility, vii) $48,799 corresponding to the total outstanding loan amount under the CEXIM $106,470 Facility and viii) $9,938 in connection with the sale of the vessels Star Moira and Pendulum under the NBG $80,000 Facility.

As of December 31, 2025, and June 30, 2026, the Company was required to maintain minimum liquidity, not legally restricted, of $68,000 and $67,500, respectively, which is included within “Cash and cash equivalents” in the unaudited consolidated balance sheets. In addition, as of December 31, 2025, and June 30, 2026, the Company was required to maintain a minimum liquidity, legally restricted (including the cash collateral required under certain of the Company’s FFAs, as described in Note 14), of $13,423 and $67,117, respectively. The increase in legally restricted cash is related to the Third Drawing, as described above.

As of June 30, 2026, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings (Note 8), which are described in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

The principal payments required to be made after June 30, 2026, for the outstanding bank debt as of that date, are as follows:

Twelve month periods ending	Amount
June 30, 2027	$230,850
June 30, 2028	256,051
June 30, 2029	204,139
June 30, 2030	138,715
June 30, 2031	116,110
June 30, 2032 and thereafter	84,221
Total Long-term bank loans & Revolving facilities	$1,030,086
Unamortized loan issuance costs	(4,717)
Total Long-term bank loans & Revolving facilities, net	$1,025,369
Current portion of Long-term bank loans & Revolving facilities	230,850
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	794,519

All of the Company’s bank loans bear interest at SOFR plus a margin. The weighted average interest rate (including the margin) related to the Company’s debt including lease financings (Note 8) for the six-month periods ended June 30, 2025 and 2026 was 5.9% and 5.3%, respectively.

9.                Long-term bank loans & Revolving Facilities - continued:

The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated income statements are analyzed as follows:

	Six months ended June 30,
	2025	2026
Interest on financing agreements	$37,228	$25,631
Less: Interest capitalized	(736)	(2,410)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss (Note 14)	(551)	(212)
Amortization of debt (loan & lease) issuance costs	1,633	1,381
Other bank and finance charges	559	949
Interest and finance costs	$38,133	$25,339

During the six-month period ended June 30, 2026, in connection with the loan prepayments described above, the Company wrote off an amount of $523 of unamortized debt issuance costs and incurred prepayment fees of $298, which are included under “Loss on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period.

During the six-month period ended June 30, 2025, the Company wrote off an amount of $919 of unamortized debt issuance costs, which are included along with prepayment fees of $31 under “Loss on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period.